Equity - Share options, range of exercise prices (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares USD ($)	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	4,116,149	4,116,149	5,133,461	4,828,173
Weighted average remaining contractual life	4 years 8 months 12 days
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 2.87		$ 2.45	$ 2.01
Number options exercisable (in shares) | shares	1,415,470	1,415,470
Weighted average exercise price of options exercisable (in usd per share) | $ / shares	$ 2.37
$0.83 - $1.46
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	303,096	303,096
Weighted average remaining contractual life	3 years 1 month 6 days
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 1.36
Number options exercisable (in shares) | shares	303,096	303,096
Weighted average exercise price of options exercisable (in usd per share) | $ / shares	$ 1.36
$0.83 - $1.46 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $		$ 0.83
$0.83 - $1.46 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $		$ 1.46
$1.68 - $2.36
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	969,041	969,041
Weighted average remaining contractual life	3 years 3 months 18 days
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 2.16
Number options exercisable (in shares) | shares	624,061	624,061
Weighted average exercise price of options exercisable (in usd per share) | $ / shares	$ 2.22
$1.68 - $2.36 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $		$ 1.68
$1.68 - $2.36 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $		$ 2.36
$2.79 - $3.09
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	820,692	820,692
Weighted average remaining contractual life	4 years 7 months 6 days
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 2.89
Number options exercisable (in shares) | shares	299,322	299,322
Weighted average exercise price of options exercisable (in usd per share) | $ / shares	$ 2.87
$2.79 - $3.09 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $		$ 2.79
$2.79 - $3.09 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $		$ 3.09
$3.14 - $4.61
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	2,023,320	2,023,320
Weighted average remaining contractual life	5 years 8 months 12 days
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 3.43
Number options exercisable (in shares) | shares	188,991	188,991
Weighted average exercise price of options exercisable (in usd per share) | $ / shares	$ 3.70
$3.14 - $4.61 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $		$ 3.14
$3.14 - $4.61 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $		$ 4.61